OCTOBER 25, 1999


                      SUPPLEMENT TO PROSPECTUS FOR

FUND                                                           DATED
Pioneer II (Class A, B and C shares)                           February 1, 1999
Pioneer America Income Trust (Class A, B and C shares)         May 3, 1999
Pioneer Balanced Fund (Class A, B and C shares)                May 3, 1999
Pioneer Bond Fund (Class A, B and C shares)                    May 17, 1999
Pioneer Capital Growth Fund (Class A, B and C shares)          March 1, 1999
Pioneer Fund (Class A, B and C shares)                         May 3, 1999
Pioneer Growth Shares (Class A, B and C shares)                October 11, 1999
Pioneer Emerging Markets Fund (Class A, B and C shares)        March 30, 1999
Pioneer Equity-Income Fund (Class A, B and C shares)           March 1, 1999
Pioneer Europe Fund (Class A, B and C shares)                  March 1, 1999
Pioneer International Growth Fund (Class A, B and C shares)    March 30, 1999
Pioneer Limited Maturity Bond Fund (Class A and B shares)      March 30, 1999
                                                               (revised
                                                               September 17,
                                                               1999)
Pioneer Micro-Cap Fund (Class A and B shares)                  March 30, 1999
Pioneer Mid-Cap Fund (Class A, B and C shares)                 February 1, 1999
Pioneer Real Estate Shares (Class A, B and C shares)           May 3, 1999
Pioneer Small Company Fund (Class A, B and C shares)           March 1, 1999
Pioneer Strategic Income Fund (Class A, B and C shares)        April 15, 1999
Pioneer Tax-Free Income Fund(Class A, B and C shares)          May 3, 1999
Pioneer World Equity Fund (Class A, B and C shares)            July 29, 1999

The following policy will become effective on January 1, 2000.

EXCHANGE LIMITATION
You may make up to four exchange redemptions of $25,000 or more per account per calendar year out of the fund. Except as noted, you may make any number of exchanges of less than $25,000.

The fund's exchange limitation is intended to discourage short-term trading in fund shares. Short-term trading can increase the expenses incurred by the fund and make portfolio management less efficient. In determining whether the exchange redemption limit has been reached, Pioneer may aggregate a series of exchanges (each valued at less than $25,000) and/or fund accounts that appear to be under common ownership or control. Pioneer may view accounts for which one person gives instructions or accounts that act on advice provided by a single source to be under common control.

The exchange limitation does not apply to automatic exchange transactions or to exchanges made by participants in employer-sponsored retirement plans qualified under Section 401 of the Internal Revenue Code. The exchange limitation may not apply to transactions made through an omnibus account for fund shares.

PIONEER LIMITED MATURITY BOND FUND
The above policy replaces the exchange policy described in the fund's prospectus.





















                                                                    7287-00-1099
                                              (C)Pioneer Funds Distributor, Inc.